Equity Investments - Narrative (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option			$ 561,000,000		$ 561,000,000		$ 573,000,000
Gains (losses) on equity method investments			(12,000,000)	$ (4,000,000)	(12,000,000)	$ (14,000,000)
Equity method investments under equity method			11,000,000		11,000,000		11,000,000
Other non-current assets			254,000,000		254,000,000		270,000,000
Equity investment in publicly listed company			84,000,000		84,000,000		0
Non-marketable equity securities			140,000,000		140,000,000		157,000,000
Recognized gain from change in fair value for equity investment			2,000,000	0	29,000,000	0
Non-marketable equity securities (includes NAV)			0	(1,000,000)	(3,000,000)	2,000,000
Payments to acquire non-marketable preferred stock					41,000,000	11,000,000
Dividends from equity investments			1,000,000	1,800,000	1,100,000	2,100,000
Financial commitments to investees, off balance sheet			19,100,000		19,100,000		19,900,000
Kigen (UK) Limited
Schedule of Equity Method Investments [Line Items]
Non-marketable equity securities			15,000,000		15,000,000
Payments to acquire non-marketable preferred stock		$ 10,000,000	5,000,000
Kigen (UK) Limited | SoftBank Vision Fund
Schedule of Equity Method Investments [Line Items]
Ownership percentage		85.00%
Ampere | Loans receivable
Schedule of Equity Method Investments [Line Items]
Other non-current assets			33,100,000		33,100,000		32,400,000
Acetone Limited
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments			(9,000,000)	(6,000,000)	(9,000,000.0)	(15,600,000)
Equity method investments under equity method			67,500,000		67,500,000		76,500,000
Ampere
Schedule of Equity Method Investments [Line Items]
Gains (losses) on equity method investments			0	0	0	0
Equity method investments under equity method			389,800,000		389,800,000		389,800,000
Raspberry Pi Holdings plc’s
Schedule of Equity Method Investments [Line Items]
Purchase of ordinary shares	$ 35,300,000
Equity investment in publicly listed company			84,200,000		84,200,000
Non-marketable equity securities							20,000,000
Recognized gain from change in fair value for equity investment			1,900,000		28,900,000
Fair Value Measured at Net Asset Value Per Share
Schedule of Equity Method Investments [Line Items]
Equity method investments under fair value option			104,000,000		104,000,000		106,200,000
Gains (losses) on equity method investments			(2,400,000)	2,100,000	(2,800,000)	1,600,000
Non-marketable equity securities			16,300,000		16,300,000		$ 17,800,000
Non-marketable equity securities (includes NAV)			$ 100,000	$ (300,000)	$ (1,600,000)	$ 2,200,000